Financing Receivables - Purchases, Sales and Nonperforming (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivables
Loans sold	$ 0		$ 0
Nonperforming
Financing Receivables
Loans	0	$ 0
Deteriorated credit quality
Financing Receivables
Loans purchased	0
Commercial Loans | Commercial mortgage loans
Financing Receivables
Loans	1,779	1,800
Commercial Loans | Syndicated loans
Financing Receivables
Loans purchased	42	26	140
Loans sold	0	340	$ 13
Loans	$ 72	43
Commercial Loans | Commercial Loan
Financing Receivables
Loans sold		$ 746